Related party disclosures - Narrative (Details)							12 Months Ended
	Jun. 28, 2024 shares	Sep. 26, 2023 shares	Jun. 27, 2023 shares	Apr. 12, 2023 shares	Jun. 24, 2022 shares	Mar. 11, 2022 shares	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Oct. 31, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 12, 2024 USD ($)	Dec. 27, 2023 USD ($)	Nov. 08, 2023 USD ($)	Aug. 15, 2023 USD ($)	Aug. 14, 2023 USD ($)	Jul. 25, 2023 USD ($)	Aug. 15, 2022 USD ($)	Aug. 14, 2022 USD ($)	Aug. 31, 2019 USD ($)	Aug. 16, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Notional amount											$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000
Special Transaction Bonus, Approved By Board Of Directors										$ 2,000,000									$ 1,000,000
272 Capital Fund LP | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding | shares		2,120,141		1,310,221		2,833,333
Lynrock Lake | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding | shares				3,930,663
Renesas Electronics Corporation
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)							3.14%	3.20%	4.08%
Lynrock Lake
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)									10.00%
B. Riley Asset Management LLC and Lynrock Lake
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)							10.00%
Other related parties [member]
Disclosure of transactions between related parties [line items]
Fee and commission expense								$ 50,401
Board Of Directors [Member] | Warrants
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement | shares	360,000		180,000		140,000
2019-2 notes
Disclosure of transactions between related parties [line items]
Notional amount																	$ 6,707,000	$ 6,378,000		$ 6,125,000	$ 5,454,000		$ 5,000,000.0
2019-2 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount																						$ 5,000,000.0
Unsecured related party loan | Second Security Purchase Agreement
Disclosure of transactions between related parties [line items]
Notional amount										$ 19,300,000				$ 12,000,000	$ 3,000,000	$ 6,000,000